Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment

	For the Years Ended December 31,
	2023 SGD	2024 SGD	2025 SGD	2025 USD
Revenue
Supply materials	4,701	1,350	51,682	38,245
Revenue from contracts	21,805,616	13,846,198	25,809,023	19,098,677
Total revenue	21,810,317	13,847,548	25,860,705	19,136,922

Cost of revenue
Subcontracting costs	8,612,283	4,817,236	9,321,014	6,897,551
Material costs	6,282,505	3,686,385	8,290,531	6,134,993
Labor costs	3,048,639	2,521,648	3,357,680	2,484,683
Equipment rental costs	477,253	171,915	171,885	127,195
Overhead costs	744,797	1,400,288	2,092,391	1,548,369
Total cost of revenue	19,165,477	12,597,472	23,233,501	17,192,791
Gross profit	2,644,840	1,250,076	2,627,204	1,944,131

Operating expenses
Provision for credit losses	399,278	154,077	-	-
Employees’ salaries and benefit	895,520	1,066,971	1,341,556	992,751
Depreciation	161,712	170,343	165,636	122,571
Legal and Professional fees	905,287	465,242	1,997,257	1,477,971
Administrative expenses	330,793	360,768	379,197	280,606
Research and development expenses	-	-	674,500	499,130
Total operating expenses	2,689,590	2,063,324	4,558,146	3,373,029

Loss from operations	(44,750)	(967,325)	(1,930,942)	(1,428,898)

Other income (expense)
Interest expenses, net	(77,104)	(65,921)	(14,463)	(10,702)
Finance expense, net	(8,096)	(4,273)	(7,480)	(5,536)
Other income	99,543	140,656	199,180	147,393
Foreign exchange (loss) gain, net	(2,906)	46,859	(282,438)	(209,004)
Total other income (expenses), net	11,437	117,321	(105,201)	(77,849)

Loss before provision for income taxes	(33,313)	(850,004)	(2,036,143)	(1,506,747)
Income tax benefit	37,998	35,638	-	-
Net income (loss)	4,685	(814,366)	(2,036,143)	(1,506,747)